Investment in Associates and Joint Ventures	3 Months Ended
Jan. 31, 2022
Investments accounted for using equity method [abstract]
Investment in Associates and Joint Ventures

NOTE 7:  INVESTMENT IN ASSOCIATES AND JOINT VENTURES
INVESTMENT IN THE CHARLES SCHWAB CORPORATION
The Bank has significant influence over The Charles Schwab Corporation (“Schwab”) and the ability to participate in the financial and operating policy-making decisions of Schwab through a combination of the Bank’s ownership, board representation and the insured deposit account agreement between the Bank and Schwab (the “Schwab IDA Agreement”). As such, the Bank accounts for its investment in Schwab using the equity method. The Bank’s share of Schwab’s earnings available to common shareholders is reported with a one-month
lag. The Bank takes into account changes in the subsequent period that would significantly affect the results.
As at January 31, 2022, the Bank’s reported investment in Schwab was 13.39% (October 31, 2021 – 13.41%) of the outstanding voting and non-voting
common shares of Schwab with a fair value of $28 billion (US$22 billion) (October 31, 2021 – $26 billion (US$21 billion)) based on the closing price of US$87.70 (October 31, 2021 – US$82.03) on the New York Stock Exchange.
The Bank and Schwab are party to a stockholder agreement (the “Stockholder Agreement”) under which the Bank has the right to designate two members of Schwab’s Board of Directors and has representation on two Board Committees, subject to the Bank meeting certain conditions. The Bank’s designated directors currently are the Bank’s Group President and Chief Executive Officer and the Bank’s Chair of the Board. Under the Stockholder Agreement, the Bank is not permitted to own more than 9.9% voting common shares of Schwab, and the Bank is subject to customary standstill restrictions and, subject to certain exceptions, transfer restrictions. In addition, the Schwab IDA Agreement has an initial expiration date of July 1, 2031.

The condensed financial statements of Schwab, based on its most recent published consolidated financial statements, are included in the following tables. The carrying value of the Bank’s investment in Schwab of $11.2 billion as at January 31, 2022 (October 31, 2021 – $11.1 billion) represents the Bank’s share of Schwab’s stockholders’ equity, adjusted for goodwill, other intangibles, and cumulative translation adjustment. The Bank’s share of net income from its investment in Schwab of $231 million during the three months ended January 31, 2022 (three months ended January 31, 2021 – $169 million), reflects net income after adjustments for amortization of certain intangibles net of tax.

Condensed Consolidated Balance Sheet
(millions of Canadian dollars)		As at
	December 31 2021	September 30 2021
Assets

Receivables from brokerage clients, net	$114,560	$107,118
Available for sale securities	493,399	466,536
Other assets	236,104	178,247
Total assets	$844,063	$751,901
Liabilities
Bank deposits	$561,357	$489,192
Payables to brokerage clients	158,968	139,913
Other liabilities	52,571	51,706

Total liabilities	772,896	680,811

Stockholders’ equity	71,167	71,090
Total liabilities and stockholders’ equity	$844,063	$751,901

Condensed Consolidated Statement of Income
(millions of Canadian dollars, except as noted)	For the three months ended
	December 31 2021	December 31 2020
Net Revenues
Net interest revenue	$2,699	$2,357
Asset management and administration fees	1,399	1,286

Trading revenue and other	1,835	1,798

Total net revenues	5,933	5,441
Expenses Excluding Interest
Compensation and benefits	1,763	1,822

Other	1,620	1,697

Total expenses excluding interest	3,383	3,519
Income before taxes on income	2,550	1,922

Taxes on income	558	444

Net income	1,992	1,478

Preferred stock dividends and other	165	111

Net Income available to common stockholders	1,827	1,367

Other comprehensive income (loss)	(2,976)	(380)
Total comprehensive income (loss)	$(1,149)	$987
Earnings per common shares outstanding – basic (Canadian dollars)	$0.97	$0.74
Earnings per common shares outstanding – diluted (Canadian dollars)	0.96	0.74